Average Annual Total Returns - Xtrackers MSCI Eurozone Hedged Equity ETF	Xtrackers MSCI Eurozone Hedged Equity ETF before tax Inception Date	Xtrackers MSCI Eurozone Hedged Equity ETF before tax 1 Year	Xtrackers MSCI Eurozone Hedged Equity ETF before tax 5 Years	Xtrackers MSCI Eurozone Hedged Equity ETF before tax Since Inception	Xtrackers MSCI Eurozone Hedged Equity ETF After tax on distributions 1 Year	Xtrackers MSCI Eurozone Hedged Equity ETF After tax on distributions 5 Years	Xtrackers MSCI Eurozone Hedged Equity ETF After tax on distributions Since Inception	Xtrackers MSCI Eurozone Hedged Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers MSCI Eurozone Hedged Equity ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers MSCI Eurozone Hedged Equity ETF After tax on distributions and sale of fund shares Since Inception	MSCI EMU IMI US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI EMU IMI US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI EMU IMI US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI EMU IMI Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI EMU IMI Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI EMU IMI Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Dec. 10, 2014	29.42%	9.25%	9.15%	28.57%	8.35%	8.26%	18.06%	7.09%	7.01%	29.51%	9.43%	9.32%	23.49%	5.95%	5.33%